The basic and diluted (loss) income per common stock is calculated as follows: (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A Subject to Redemption [Member]
Net income allocable to Class A common stock subject to possible redemption	$ (93,776)	$ 3,244	$ (677,336)	$ 967,807	$ 2,287,263	$ 1,534,917
Weighted average redeemable common stock, basic	812,715	10,326,000	1,381,829	10,326,000	10,326,000	9,582,767
Weighted average redeemable common stock, diluted	812,715	10,326,000	1,381,829	10,326,000
Redeemable net income loss per share, diluted	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09
Redeemable net income loss per share, basic	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09
Common Share Not Subject Redemption [Member]
Weighted average redeemable common stock, basic	2,684,760	2,684,760	2,684,760	2,684,760
Weighted average redeemable common stock, diluted					2,613,724	2,684,760
Net (loss) income allocable to non-redeemable common stock	$ (309,786)	$ 844	$ (1,315,997)	$ 251,630
Weighted average non redeemable common stock, basic	2,684,760	2,684,760	2,684,760	2,684,760
Weighted average non redeemable common stock, diluted	2,684,760	2,684,760	2,684,760	2,684,760
Non redeemable net income loss per share. diluted	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09
Non redeemable net income loss per share. basic	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09